Related Parties	12 Months Ended
Sep. 30, 2012
Related Parties

Note 17: Related Parties

During the year ended September 30, 2010, the Company paid approximately $400,094 in legal fees in the normal course of business to a law firm in which a partner was a board member and related to another board member. The partner has since been employed by the Bank as of January 1, 2011. Legal fees paid for the period October 1, 2010 through December 31, 2010, prior to his employment, were $134,548. During the year ended September 30, 2011 the Company paid approximately $1,290,204 for branch renovations to a construction company in which a board member is one of the owners. Also during the years ended September 30, 2012 and 2011 the Company paid approximately $148,449 and $92,398, respectively, in insurance premiums to a broker in which a board member is one of the principals of the company. No such amount was paid to the construction company and the insurance broker was not on the Board in 2010.

See notes 5 and 10 for disclosures of loan and deposit relationships of related parties. Management believes transactions entered into with related parties are in the ordinary course of business and on terms similar to transactions with unaffiliated parties.